SUPPLEMENT DATED OCTOBER 29, 1996 TO PROSPECTUS DATED MAY 1, 1996

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS

PRUCO LIFE MARKET-VALUE ADJUSTMENT ANNUITY CONTRACTS

DISCOVERY PREFERRED

THE MARKET-VALUE ADJUSTMENT OPTION IS NOT AVAILABLE TO RESIDENTS OF MARYLAND, OREGON AND WASHINGTON.